Exceptional items (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Analysis of income and expense [abstract]
Business restructuring expenses	€ (1,980)	€ (10,340)	€ (2,180)
Corporate restructuring expenses	(3,820)	(256,266)	(10,303)
Monitoring fee (including Directors fee)	(160)	(218)	(709)
Impairment	(2,846)	(3,866)	(1,023)
Net sales of assets (loss)	(23)	(294)	(91)
Share based payments	(5,108)	(1,239)	(3,288)
Change in fair value of warrants	18,928	(10,856)	0
Other exceptional items	8,933	(2,066)	1,636
Total	€ 13,924	€ (285,145)	€ (15,958)